Real estate properties development completed and under development (Tables)	12 Months Ended
Dec. 31, 2023
Real estate properties development completed and under development
Schedule of components of real estate properties development completed and under development

	December 31,	December 31,
	2022	2023
	US$	US$
Real estate properties development completed	830,840,167	854,076,531
Real estate properties under development	2,446,216,486	2,453,888,438
Total real estate properties development completed and under development	3,277,056,653	3,307,964,969